Vessel Operating and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage Expenses [Abstract]
Brokerage commissions	$ 312,605	$ 137,344	$ 0
Brokerage commissions - related party	418,070	279,719	195,472
Port & other expenses	273,152	422,115	23,594
Bunkers consumption	589,412	1,659,761	0
(Gain)/loss on bunkers	1,512	6,213	0
Total Voyage expenses	1,594,751	2,505,152	219,066
Vessel Operating Expenses [Abstract]
Crew & crew related costs	6,169,695	5,322,589	2,775,370
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,514,348	1,910,363	820,404
Lubricants	221,788	316,672	165,606
Insurance	412,407	373,244	201,926
Tonnage taxes	66,392	59,300	41,930
Other	915,769	1,410,792	317,045
Total Vessel operating expenses	$ 9,300,399	$ 9,392,960	$ 4,322,281